CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.20	$ 0.20	$ 0.20
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	5,118,877	5,118,877	4,958,913
Common stock, shares outstanding	5,118,877	5,118,877	4,958,913
Preferred Stock A
Preferred stock, shares authorized	720,000	720,000	720,000
Preferred stock, shares issued	720,000	720,000	720,000
Preferred stock, shares outstanding	720,000	720,000	720,000
Preferred stock, liquidation preference (in dollars)	$ 144,000